Schedule of Investments(a)

November 30, 2023

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.77%
Advertising–0.24%
Trade Desk, Inc. (The), Class A(b)	1,294	$91,175

Apparel Retail–0.34%
Ross Stores, Inc.	990	129,076

Apparel, Accessories & Luxury Goods–0.41%
lululemon athletica, inc.(b)(c)	350	156,380

Application Software–6.16%
Adobe, Inc.(b)	1,329	812,032

ANSYS, Inc.(b)	253	74,220

Atlassian Corp., Class A(b)	446	85,164

Autodesk, Inc.(b)	617	134,771

Cadence Design Systems, Inc.(b)	787	215,064

Datadog, Inc., Class A(b)	867	101,066

Intuit, Inc.(c)	817	466,883

Synopsys, Inc.(b)	439	238,478

Workday, Inc., Class A(b)	607	164,327

Zoom Video Communications, Inc., Class A(b)	747	50,669

		2,342,674

Automobile Manufacturers–2.80%
Lucid Group, Inc.(b)(c)	6,444	27,194

Tesla, Inc.(b)	4,313	1,035,465

		1,062,659

Automotive Retail–0.46%
O’Reilly Automotive, Inc., Class R(b)	177	173,881

Biotechnology–4.00%
Amgen, Inc.	1,562	421,178

Biogen, Inc.(b)	419	98,080

Gilead Sciences, Inc.	3,644	279,130

Moderna, Inc.(b)(c)	1,102	85,625

Regeneron Pharmaceuticals, Inc.(b)	309	254,557

Seagen, Inc.(b)(c)	543	115,773

Vertex Pharmaceuticals, Inc.(b)	754	267,527

		1,521,870

Broadline Retail–6.99%
Amazon.com, Inc.(b)	14,016	2,047,597

eBay, Inc.	1,546	63,402

JD.com, Inc., ADR (China)(c)	1,271	34,864

MercadoLibre, Inc. (Brazil)(b)	145	234,967

PDD Holdings, Inc., ADR (China)(b)	1,885	277,924

		2,658,754

Cable & Satellite–1.92%
Charter Communications, Inc., Class A(b)	431	172,456

Comcast Corp., Class A	12,007	502,973

Sirius XM Holdings, Inc.(c)	11,216	52,491

		727,920

Cargo Ground Transportation–0.33%
Old Dominion Freight Line, Inc.	317	123,332

	Shares	Value

Communications Equipment–1.51%
Cisco Systems, Inc.	11,889	$575,190

Construction Machinery & Heavy Transportation Equipment–0.37%
PACCAR, Inc.	1,514	139,016

Consumer Staples Merchandise Retail–2.22%
Costco Wholesale Corp.	1,293	766,413

Dollar Tree, Inc.(b)(c)	640	79,097

		845,510

Diversified Support Services–0.79%
Cintas Corp.	295	163,209

Copart, Inc.(b)	2,755	138,356

		301,565

Drug Retail–0.13%
Walgreens Boots Alliance, Inc.	2,455	48,953

Electric Utilities–1.16%
American Electric Power Co., Inc.	1,489	118,450

Constellation Energy Corp.	927	112,204

Exelon Corp.	2,871	110,562

Xcel Energy, Inc.	1,606	97,709

		438,925

Health Care Equipment–1.71%
DexCom, Inc.(b)	1,124	129,844

GE HealthCare Technologies, Inc.	1,320	90,367

IDEXX Laboratories, Inc.(b)(c)	241	112,263

Intuitive Surgical, Inc.(b)	1,026	318,922

		651,396

Health Care Supplies–0.12%
Align Technology, Inc.(b)	214	45,753

Hotels, Resorts & Cruise Lines–1.73%
Airbnb, Inc., Class A(b)	1,252	158,177

Booking Holdings, Inc.(b)	104	325,073

Marriott International, Inc., Class A	864	175,133

		658,383

Human Resource & Employment Services–1.06%
Automatic Data Processing, Inc.	1,204	276,823

Paychex, Inc.	1,042	127,093

		403,916

Industrial Conglomerates–1.00%
Honeywell International, Inc.	1,941	380,281

Interactive Home Entertainment–0.29%
Electronic Arts, Inc.	785	108,338

Interactive Media & Services–9.23%
Alphabet, Inc., Class A(b)	8,065	1,068,855

Alphabet, Inc., Class C(b)	7,876	1,054,754

Meta Platforms, Inc., Class A(b)	4,234	1,385,153

		3,508,762

See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ 100 Index Fund

	Shares	Value

IT Consulting & Other Services–0.27%
Cognizant Technology Solutions Corp., Class A	1,463	$102,966

Life Sciences Tools & Services–0.12%
Illumina, Inc.(b)	439	44,756

Movies & Entertainment–1.81%
Netflix, Inc.(b)	1,293	612,843

Warner Bros Discovery, Inc.(b)	7,091	74,101

		686,944

Oil & Gas Equipment & Services–0.26%
Baker Hughes Co., Class A	2,973	100,339

Oil & Gas Exploration & Production–0.21%
Diamondback Energy, Inc.	527	81,374

Packaged Foods & Meats–1.07%
Kraft Heinz Co. (The)	3,542	124,360

Mondelez International, Inc., Class A(c)	3,976	282,534

		406,894

Pharmaceuticals–0.29%
AstraZeneca PLC, ADR (United Kingdom)	1,693	109,351

Rail Transportation–0.50%
CSX Corp.	5,875	189,763

Real Estate Services–0.26%
CoStar Group, Inc.(b)	1,188	98,652

Research & Consulting Services–0.27%
Verisk Analytics, Inc.	421	101,642

Restaurants–0.88%
Starbucks Corp.	3,348	332,456

Semiconductor Materials & Equipment–2.82%
Applied Materials, Inc.	2,443	365,913

ASML Holding N.V., New York Shares (Netherlands)	255	174,359

Enphase Energy, Inc.(b)	384	38,792

KLA Corp.	396	215,669

Lam Research Corp.	387	277,061

		1,071,794

Semiconductors–15.08%
Advanced Micro Devices, Inc.(b)	4,715	571,269

Analog Devices, Inc.	1,441	264,251

Broadcom, Inc.	1,203	1,113,653

GLOBALFOUNDRIES, Inc.(b)(c)	1,600	85,904

Intel Corp.	12,217	546,100

Marvell Technology, Inc.	2,479	138,155

Microchip Technology, Inc.	1,570	131,001

Micron Technology, Inc.	3,202	243,736

NVIDIA Corp.	3,356	1,569,601

NXP Semiconductors N.V. (China)	755	154,080

ON Semiconductor Corp.(b)(c)	1,261	89,947

QUALCOMM, Inc.	3,258	420,445

	Shares	Value

Semiconductors–(continued)
Texas Instruments, Inc.	2,652	$404,987

		5,733,129

Soft Drinks & Non-alcoholic Beverages–2.55%
Keurig Dr Pepper, Inc.	4,029	127,195

Monster Beverage Corp.(b)	3,037	167,491

PepsiCo, Inc.	4,017	676,021

		970,707

Systems Software–11.69%
CrowdStrike Holdings, Inc., Class A(b)	651	154,280

Fortinet, Inc.(b)	2,277	119,679

Microsoft Corp.	10,091	3,823,581

Palo Alto Networks, Inc.(b)(c)	896	264,401

Zscaler, Inc.(b)(c)	423	83,555

		4,445,496

Technology Hardware, Storage & Peripherals–10.61%
Apple, Inc.(d)	21,234	4,033,398

Trading Companies & Distributors–0.26%
Fastenal Co.	1,653	99,130

Transaction & Payment Processing Services–0.49%
PayPal Holdings, Inc.(b)	3,219	185,447

Wireless Telecommunication Services–1.36%
T-Mobile US, Inc.	3,434	516,645

Total Common Stocks & Other Equity Interests (Cost $30,643,463)		36,404,592

Money Market Funds–4.59%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(e)(f)	610,609	610,609

Invesco Liquid Assets Portfolio, Institutional Class, 5.46%(e)(f)	436,009	436,227

Invesco Treasury Portfolio, Institutional Class, 5.28%(e)(f)	697,839	697,839

Total Money Market Funds (Cost $1,744,626)		1,744,675

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.36% (Cost $32,388,089)		38,149,267

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.28%
Invesco Private Government Fund, 5.32%(e)(f)(g)	458,022	458,022

Invesco Private Prime Fund, 5.55%(e)(f)(g)	1,169,910	1,170,378

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,628,361)		1,628,400

TOTAL INVESTMENTS IN SECURITIES–104.64% (Cost $34,016,450)		39,777,667

OTHER ASSETS LESS LIABILITIES–(4.64)%		(1,763,118)

NET ASSETS–100.00%		$38,014,549

Investment Abbreviations:

ADR – American Depositary Receipt

See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ 100 Index Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2023.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(e)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$ 85,299	$ 3,433,330	$ (2,908,020)	$ -	$ -	$ 610,609	$ 3,228

Invesco Liquid Assets Portfolio, Institutional Class	60,943	2,452,380	(2,077,158)	49	13	436,227	2,373

Invesco Treasury Portfolio, Institutional Class	97,484	3,923,807	(3,323,452)	-	-	697,839	3,694
Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	209,007	2,350,413	(2,101,398)	-	-	458,022	3,536*

Invesco Private Prime Fund	537,469	5,899,102	(5,266,503)	39	271	1,170,378	9,449*
Total	$990,202	$18,059,032	$(15,676,531)	$88	$284	$3,373,075	$22,280

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
Micro E-Mini Nasdaq 100 Index	30	December-2023	$959,130	$9,257	$9,257

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ 100 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$36,404,592	$–	$–	$36,404,592

Money Market Funds	1,744,675	1,628,400	–	3,373,075

Total Investments in Securities	38,149,267	1,628,400	–	39,777,667

Other Investments - Assets*

Futures Contracts	9,257	–	–	9,257

Total Investments	$38,158,524	$1,628,400	$–	$39,786,924

*   Unrealized appreciation (depreciation).

Invesco NASDAQ 100 Index Fund